Warrants - Warrant Liability (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Apr. 28, 2024	Apr. 30, 2023	Jul. 31, 2023
Warrants And Rights Outstanding Rollforward [Roll Forward]
Issuance of warrants	$ 173	$ 1,722
Reclassification of liability-classified warrants	894
Exercised	(2,203)
Change in fair value	$ (26,633)	$ 0
Exercise price of warrant (in dollars per share)	$ 9.58	$ 1.31
Warrants
Warrants And Rights Outstanding Rollforward [Roll Forward]
Beginning balance	$ 1,925
Issuance of warrants	173
Reclassification of liability-classified warrants	894
Exercised	(2,202)
Change in fair value	(25,872)
Ending balance	$ 5,411	$ 1,925
Exercise price of warrant (in dollars per share)	$ 11.50
Expiration period	5 years
Warrants | Public And Private Warrants
Warrants And Rights Outstanding Rollforward [Roll Forward]
Issuance of warrants	$ 29,824
Granite Creek Capital Partners LLC
Warrants And Rights Outstanding Rollforward [Roll Forward]
Beginning balance	1,925
Ending balance		$ 1,925
Exercise price of warrant (in dollars per share)			$ 0.001
Granite Creek Capital Partners LLC | Warrants
Warrants And Rights Outstanding Rollforward [Roll Forward]
Issuance of warrants	$ 1,015